Provisions - Schedule of Changes in Provisions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Beginning balance	₩ 224,407	₩ 222,223
Increase (transfer)	217,516	27,283
Usage	(16,086)	(12,728)
Reversal	(6,894)	(11,911)
Others	(1,058)	(460)
Ending balance	417,885	224,407
Less: Current	(312,811)	(112,530)
Non-current	105,074	111,877
Litigation
Reconciliation of changes in other provisions [abstract]
Beginning balance	21,690	29,707
Increase (transfer)	1,255	26
Usage	(306)	(4,721)
Reversal	(100)	(3,322)
Others	0	0
Ending balance	22,539	21,690
Less: Current	(21,311)	(21,690)
Non-current	1,228	0
Restoration cost
Reconciliation of changes in other provisions [abstract]
Beginning balance	141,761	133,159
Increase (transfer)	311	11,628
Usage	(5,633)	(1,941)
Reversal	(904)	(1,658)
Others	(3,714)	573
Ending balance	131,821	141,761
Less: Current	(28,642)	(29,922)
Non-current	103,179	111,839
Others
Reconciliation of changes in other provisions [abstract]
Beginning balance	60,956	59,357
Increase (transfer)	215,950	15,629
Usage	(10,147)	(6,066)
Reversal	(5,890)	(6,931)
Others	2,656	(1,033)
Ending balance	263,525	60,956
Less: Current	(262,858)	(60,918)
Non-current	₩ 667	₩ 38